SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Nov. 12, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due to related party	$ 43,900			$ 43,900	$ 43,900	$ 43,900
Cash	44,970			44,970	760,012
Working capital				1,217,130	1,033,554
Cash equivalents	$ 0			$ 0	$ 0
Effective tax rate	11.25%	0.00%	0.00%	4.31%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0			$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0			$ 0	$ 0
Warrants outstanding	12,057,000			12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)				0
FDIC cash amount	$ 250,000			$ 250,000	$ 250,000
Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due to related party	$ 0			$ 0	$ 0